Trade and Other Payables	12 Months Ended
Jun. 30, 2019
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES

7.	TRADE AND OTHER PAYABLES

	Years Ended June 30,
	2019	2018
Trade creditors	1,693,885	1,333,890
Accrued research and development expenses	752,156	333,645
Accrued professional fees	181,378	183,795
Other accrued expenses	79,035	192,726
Other payables	11,720	11,191

Total	2,718,174	2,055,247